Mutual Investment of the Company and Telefonica in Each Other - Additional Information (Detail) ¥ in Millions, $ in Millions			12 Months Ended
	May 14, 2012 CNY (¥) shares	Jan. 23, 2011 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 23, 2011 EUR (€) shares	Sep. 06, 2009 USD ($)
Disclosure of joint operations [Line Items]
Mutual investment amount through acquisition of each other's shares | $								$ 1,000
Purchase of ordinary shares in consideration from third parties | $		$ 500
Equity securities designated at FVOCI (non-recycling)			¥ 1,838		¥ 3,323
Decrease in fair value of financial assets through other comprehensive income, net of tax			(1,478)	$ (226)	(581)	¥ (381)
Telefonica [member]
Disclosure of joint operations [Line Items]
Telefonica ordinary shares held in treasury to be acquired | shares							21,827,499
Telefonica ordinary shares held in treasury to be acquired, value | €							€ 374,559,882.84
Ordinary shares received through scrip dividend | shares	1,646,269
Ordinary share value received through scrip dividend	¥ 146
Equity securities designated at FVOCI (non-recycling)			1,672		3,125
Decrease in fair value of financial assets through other comprehensive income, net of tax			¥ 1,453		¥ 573	¥ 372